BRIDGE NOTES PAYABLE	3 Months Ended
Mar. 31, 2022
Varian Biopharmaceuticals [Member]
BRIDGE NOTES PAYABLE

NOTE 8 – BRIDGE NOTES PAYABLE

In conjunction with the Merger Agreement, the Company entered into a Securities Purchase Agreement in which bridge notes (“Bridge Notes”) in the aggregate of $3,192,496 were issued in exchange for cash in the aggregate of $2,000,000 in cash and the exchange of the outstanding loans and related accrued interest from related parties totaling $660,414. The Bridge Notes mature on August 14, 2022 or earlier upon the close of the merger transaction with SPK and accrue interest at an annual rate 15%. The Company incurred issuance costs totaling $35,000 which were recorded as a discount to the stated value on the balance sheet.

For the three months ended March 31, 2022 and 2021, the company recorded interest expense of $59,039 and $0, respectively. For the three months ended March 31, 2022 and 2021, the company also recorded as interest expense the accretion of the discount of the Bridge Notes of $140,987 and $0, respectively.